Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Investments, at fair value:
Total Investments	$ 107,100,843	$ 101,048,400
Receivables:
Employee contributions	53,112	291,458
Employer contributions	25,432	119,338
Notes receivable from participants	954,537	801,413
Total Receivables	1,033,081	1,212,209
Total Assets (equal to net assets available for benefits)	108,133,924	102,260,609
Mutual Funds
Investments, at fair value:
Total Investments	97,002,628	87,568,889
Common Stock of Plan Sponsor
Investments, at fair value:
Total Investments	5,203,906	8,513,372
Collective Investment Trusts
Investments, at fair value:
Total Investments	$ 4,894,309	$ 4,966,139